EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended
	31 December 2020	31 December 2019	31 December 2018
Profit after taxes attributable to equity shareholders (€ million)	498	1,090	909
Basic weighted average number of Shares in issue(A) (million)	455	466	484
Effect of dilutive potential Shares(B) (million)	1	3	4
Diluted weighted average number of Shares in issue(A) (million)	456	469	488
Basic earnings per share (€)	1.09	2.34	1.88
Diluted earnings per share (€)	1.09	2.32	1.86
(A)As at 31 December 2020, 31 December 2019 and 31 December 2018 the Group had 454,645,510, 456,399,877 and 474,920,066 Shares, respectively, in issue and outstanding.
(B)For the year ended 31 December 2020, 31 December 2019 and 31 December 2018 no options to purchase Shares were excluded from the diluted earnings per share calculation. The dilutive impact of all outstanding options, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.